Taxes on Income (Details) - Schedule of current taxes on income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of current taxes on income [Abstract]
Current taxes	$ 62	$ 345	$ 95
Deferred tax expenses (income)			1,330
Taxes in respect of prior years
Taxes on income	$ 62	$ 345	$ 1,425